UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS

Semiannual report
John Hancock
Diversified Real Assets Fund
Alternative
September 30, 2021

A message to shareholders
Dear shareholder,
The global equity markets posted a gain during the six months ended September 30, 2021, despite late period volatility. New variants of COVID-19, China’s aggressive tightening of its regulatory policies, and the debt problems of a large Chinese property developer combined to depress sentiment. In addition, the U.S. Federal Reserve and other central banks indicated that they may soon begin to tighten monetary policy to combat inflation. Still, equities held up reasonably well in the face of these headwinds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Real Assets Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
18	Financial statements
21	Financial highlights
22	Notes to financial statements
29	Evaluation of advisory and subadvisory agreements by the Board of Trustees
36	More information
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2021 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2021 (% of net assets)
Prologis, Inc.	2.8
Royal Dutch Shell PLC, A Shares	2.0
Chevron Corp.	1.9
Exxon Mobil Corp.	1.8
Freeport-McMoRan, Inc.	1.7
Extra Space Storage, Inc.	1.6
Welltower, Inc.	1.6
American Tower Corp.	1.5
AvalonBay Communities, Inc.	1.5
BP PLC	1.5
TOTAL	17.9
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

COUNTRY COMPOSITION AS OF 9/30/2021 (% of net assets)
United States	54.2
Canada	19.5
United Kingdom	4.7
Japan	3.2
Australia	3.0
France	2.5
Netherlands	2.0
Norway	1.7
Spain	1.4
Hong Kong	1.3
Other countries	6.5
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2021

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (2-26-18)	6-month	Since inception (2-26-18)
Class NAV[1]	42.04	5.93	10.30	23.01
Index†	28.82	11.88	7.74	49.73
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Class NAV
Gross (%)	0.93
Net (%)	0.87
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI World Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Diversified Real Assets Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class NAV[1]	2-26-18	12,301	12,301	14,973
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2021, with the same investment held until September 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2021	Ending value on 9-30-2021	Expenses paid during period ended 9-30-2021[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$1,103.00	$4.48	0.85%
	Hypothetical example	1,000.00	1,020.80	4.31	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-21 (unaudited)
	Shares	Value
Common stocks 98.8%		$1,175,837,363
(Cost $1,044,836,123)
Communication services 2.5%		29,400,544
Diversified telecommunication services 1.1%
Cellnex Telecom SA (A)(B)	154,034	9,501,287
Nippon Telegraph & Telephone Corp.	125,317	3,472,430
Media 0.7%
Charter Communications, Inc., Class A (B)	5,713	4,156,550
Comcast Corp., Class A	73,494	4,110,519
Wireless telecommunication services 0.7%
KDDI Corp.	125,000	4,115,390
SK Telecom Company, Ltd.	14,890	4,044,368
Consumer discretionary 1.2%		14,160,734
Hotels, restaurants and leisure 0.9%
Caesars Entertainment, Inc. (B)	33,662	3,779,569
Mandarin Oriental International, Ltd. (B)	363,700	755,913
Mandarin Oriental International, Ltd. (New York Stock Exchange) (B)	212,789	431,962
Melia Hotels International SA (B)	80,533	598,043
Playa Hotels & Resorts NV (B)	559,828	4,640,974
Household durables 0.3%
Kaufman & Broad SA	20,649	859,436
Open House Company, Ltd.	52,600	3,094,837
Energy 29.7%		354,238,579
Energy equipment and services 2.0%
Aker Solutions ASA (B)	289,242	637,241
Baker Hughes Company	106,577	2,635,649
ChampionX Corp. (B)	111,427	2,491,508
Enerflex, Ltd.	111,696	818,363
Halliburton Company	243,217	5,258,352
Helmerich & Payne, Inc.	45,565	1,248,937
Patterson-UTI Energy, Inc.	296,615	2,669,535
Schlumberger NV	224,501	6,654,210
TechnipFMC PLC (B)	170,974	1,287,434
Oil, gas and consumable fuels 27.7%
Advantage Energy, Ltd. (B)	240,625	1,215,853
Aker BP ASA	116,170	3,765,447
ARC Resources, Ltd.	301,292	2,823,572
BP PLC	3,803,822	17,325,859
Cabot Oil & Gas Corp.	184,520	4,015,155
Cameco Corp.	169,241	3,677,177
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Canadian Natural Resources, Ltd.	404,481	$14,788,817
Cenovus Energy, Inc.	901,593	9,089,959
Cheniere Energy, Inc. (B)	24,814	2,423,583
Chevron Corp.	227,698	23,099,953
Cimarex Energy Company	65,164	5,682,301
ConocoPhillips	250,118	16,950,497
Continental Resources, Inc.	58,879	2,717,266
Denbury, Inc. (B)	9,960	699,690
Devon Energy Corp.	261,691	9,292,647
DHT Holdings, Inc.	85,283	556,898
Diamondback Energy, Inc.	60,978	5,772,787
Enbridge, Inc.	91,100	3,629,327
Enbridge, Inc. (New York Stock Exchange)	21,799	867,600
Energy Fuels, Inc. (B)(C)	65,000	454,682
Enerplus Corp.	410,580	3,286,974
EOG Resources, Inc.	116,780	9,373,931
EQT Corp. (B)	192,722	3,943,092
Equinor ASA	479,983	12,206,358
Exxon Mobil Corp.	355,845	20,930,803
Galp Energia SGPS SA	481,512	5,468,990
Hess Corp.	63,059	4,925,538
Imperial Oil, Ltd.	104,263	3,295,159
Kelt Exploration, Ltd. (B)	540,216	1,940,615
Keyera Corp. (C)	147,141	3,702,340
Lundin Energy AB	174,949	6,494,316
Marathon Petroleum Corp.	137,818	8,518,531
MEG Energy Corp. (B)	252,228	1,969,473
Neste OYJ	30,363	1,712,842
NexGen Energy, Ltd. (B)	268,727	1,277,228
NuVista Energy, Ltd. (B)	357,190	1,449,516
Occidental Petroleum Corp.	92,800	2,745,024
Pembina Pipeline Corp.	108,246	3,431,294
Phillips 66	100,803	7,059,234
Pioneer Natural Resources Company	87,305	14,537,156
Royal Dutch Shell PLC, A Shares	1,063,193	23,644,538
Suncor Energy, Inc.	660,331	13,690,425
TC Energy Corp.	159,366	7,670,102
The Williams Companies, Inc.	226,273	5,869,522
Thungela Resources, Ltd. (B)	4,741	29,175
Tidewater Midstream and Infrastructure, Ltd. (C)	1,044,748	1,130,037
Topaz Energy Corp.	56,198	764,037
TotalEnergies SE (C)	331,448	15,842,481
Tourmaline Oil Corp.	125,477	4,383,671
10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	147,313	$10,395,878
Financials 0.5%		6,340,390
Capital markets 0.2%
Brookfield Asset Management, Inc., Class A	47,758	2,555,531
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	13,867	3,784,859
Health care 0.7%		7,881,960
Health care providers and services 0.7%
Brookdale Senior Living, Inc. (B)	471,280	2,969,064
HCA Healthcare, Inc.	20,241	4,912,896
Industrials 1.6%		18,915,983
Commercial services and supplies 0.1%
Aker Carbon Capture ASA (B)	206,706	644,214
Construction and engineering 0.5%
Aker Offshore Wind AS (B)	256,631	141,101
JTOWER, Inc. (B)(C)	22,100	1,717,589
Vinci SA	41,836	4,351,300
Electrical equipment 0.4%
Sunrun, Inc. (B)	39,694	1,746,536
Vestas Wind Systems A/S	62,851	2,521,461
Road and rail 0.3%
Canadian National Railway Company	34,997	4,055,629
Transportation infrastructure 0.3%
Shanghai International Airport Company, Ltd., Class A (B)	549,400	3,738,153
Information technology 1.1%		12,842,802
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	16,276	1,428,219
Semiconductors and semiconductor equipment 1.0%
Analog Devices, Inc.	9,974	1,670,446
Cree, Inc. (B)	8,402	678,293
Enphase Energy, Inc. (B)	14,867	2,229,604
First Solar, Inc. (B)	27,898	2,663,143
Maxeon Solar Technologies, Ltd. (B)(C)	25,972	457,886
Power Integrations, Inc.	10,773	1,066,419
SolarEdge Technologies, Inc. (B)	4,612	1,223,195
SunPower Corp. (B)	62,857	1,425,597
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value
Materials 18.3%		$217,589,917
Chemicals 0.7%
Air Liquide SA	5,448	872,549
Albemarle Corp.	6,704	1,467,975
Dow, Inc.	20,927	1,204,558
DuPont de Nemours, Inc.	16,524	1,123,467
LyondellBasell Industries NV, Class A	17,855	1,675,692
Nutrien, Ltd.	23,364	1,516,465
Nutrien, Ltd. (New York Stock Exchange)	9,100	589,953
Metals and mining 16.9%
Agnico Eagle Mines, Ltd.	135,755	7,042,840
Alamos Gold, Inc., Class A	87,139	626,746
Alcoa Corp. (B)	125,629	6,148,283
Altius Minerals Corp.	53,758	660,834
Anglo American PLC	47,410	1,661,657
AngloGold Ashanti, Ltd., ADR	53,412	854,058
Antofagasta PLC	6,171	112,144
Artemis Gold, Inc. (B)	155,000	657,153
Aya Gold & Silver, Inc. (B)(C)	77,000	473,575
B2Gold Corp.	408,165	1,395,353
Barrick Gold Corp.	473,454	8,548,787
BHP Group PLC, ADR (C)	119,516	6,058,266
BHP Group, Ltd., ADR (C)	221,022	11,829,097
Boliden AB	35,806	1,146,524
Canada Nickel Company, Inc. (B)(C)	90,000	164,140
Capstone Mining Corp. (B)	1,372,094	5,340,615
Champion Iron, Ltd. (B)(C)	1,029,552	3,552,141
Copper Mountain Mining Corp. (B)	62,000	138,528
Dundee Precious Metals, Inc.	83,085	499,848
Eldorado Gold Corp. (B)	50,826	393,253
Endeavour Mining PLC (C)	166,453	3,746,704
Equinox Gold Corp. (B)	112,526	742,711
ERO Copper Corp. (B)	246,604	4,372,908
First Quantum Minerals, Ltd.	375,433	6,950,816
Franco-Nevada Corp.	48,820	6,342,437
Freeport-McMoRan, Inc.	606,593	19,732,470
Fresnillo PLC	11,759	123,141
Gatos Silver, Inc. (B)	10,350	120,611
Glencore PLC (B)	250,017	1,176,107
Golden Star Resources, Ltd. (B)(C)	93,337	221,073
Hudbay Minerals, Inc.	270,460	1,686,905
Ivanhoe Mines, Ltd., Class A (B)	626,266	4,005,017
K92 Mining, Inc. (B)	520,519	2,502,732
Karora Resources, Inc. (B)	415,000	1,084,518
Kinross Gold Corp.	716,620	3,841,663
12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Kirkland Lake Gold, Ltd.	153,795	$6,406,304
Kirkland Lake Gold, Ltd. (New York Stock Exchange)	38,613	1,605,915
Lucara Diamond Corp. (B)	531,070	264,151
Lundin Gold, Inc. (B)(C)	98,200	734,213
Lundin Mining Corp.	515,461	3,707,445
MAG Silver Corp. (B)	84,852	1,374,005
Marathon Gold Corp. (B)(C)	728,103	1,764,785
Nevada Copper Corp. (B)	342,050	135,027
New Gold, Inc. (B)	225,438	238,502
Newcrest Mining, Ltd.	35,492	588,377
Newmont Corp.	253,013	13,738,606
Nickel 28 Capital Corp. (B)	363,682	269,905
Norsk Hydro ASA	320,000	2,388,478
Nouveau Monde Graphite, Inc. (B)	95,000	532,000
Nucor Corp.	6,484	638,609
OceanaGold Corp. (B)	491,670	803,535
Osisko Mining, Inc. (B)	467,147	866,726
Pan American Silver Corp.	82,817	1,928,212
Piedmont Lithium, Inc. (B)(C)	11,250	612,675
Pretium Resources, Inc. (B)	18,128	175,326
Rio Tinto PLC, ADR (C)	201,573	13,469,108
Sandstorm Gold, Ltd. (B)	45,225	260,295
Seabridge Gold, Inc. (B)(C)	58,315	900,967
SilverCrest Metals, Inc. (B)	208,231	1,454,954
SolGold PLC (B)(C)	537,000	203,505
South32, Ltd.	327,072	811,642
Southern Copper Corp.	13,150	738,241
SSR Mining, Inc.	167,994	2,443,115
Steel Dynamics, Inc.	8,966	524,332
Talon Metals Corp. (B)	4,237,000	1,973,654
Teck Resources, Ltd., Class B	323,738	8,058,945
Torex Gold Resources, Inc. (B)	19,184	191,749
Trilogy Metals, Inc. (B)(C)	1,007,627	1,861,556
Triple Flag Precious Metals Corp.	264,859	2,386,380
Turquoise Hill Resources, Ltd. (B)	52,681	779,027
U.S. Steel Corp.	10,000	219,700
Vale SA, ADR	25,904	361,361
Warrior Met Coal, Inc.	29,934	696,564
Wesdome Gold Mines, Ltd. (B)	199,024	1,594,895
Western Areas, Ltd. (B)	772,227	1,649,301
Wheaton Precious Metals Corp.	161,277	6,071,125
Yamana Gold, Inc.	524,090	2,068,885
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value
Materials (continued)
Paper and forest products 0.7%
Interfor Corp.	149,182	$3,684,204
West Fraser Timber Company, Ltd.	47,602	4,009,302
Real estate 37.0%		440,371,967
Equity real estate investment trusts 30.4%
Acadia Realty Trust	225,614	4,604,782
Aedifica SA	9,389	1,172,151
Alexandria Real Estate Equities, Inc.	61,322	11,716,795
American Tower Corp.	68,887	18,283,299
AvalonBay Communities, Inc.	79,377	17,593,118
Brixmor Property Group, Inc.	590,385	13,053,412
Camden Property Trust	74,383	10,969,261
CapitaLand Integrated Commercial Trust	297	442
Comforia Residential REIT, Inc.	756	2,328,082
Daiwa House REIT Investment Corp.	579	1,700,326
Daiwa Office Investment Corp.	211	1,423,935
Douglas Emmett, Inc.	197,557	6,244,777
Equinix, Inc.	16,485	13,025,293
Extra Space Storage, Inc.	110,460	18,556,175
First Industrial Realty Trust, Inc.	87,409	4,552,261
Goodman Group	207,106	3,186,761
Healthpeak Properties, Inc.	184,204	6,167,150
Heiwa Real Estate REIT, Inc.	1,685	2,483,318
Hoshino Resorts REIT, Inc.	304	2,003,427
Independence Realty Trust, Inc.	431,561	8,782,266
Inmobiliaria Colonial Socimi SA (B)	233,433	2,263,751
Innovative Industrial Properties, Inc.	20,500	4,738,985
InterRent Real Estate Investment Trust	196,911	2,600,917
Invitation Homes, Inc.	297,103	11,387,958
Kimco Realty Corp.	282,438	5,860,589
LaSalle Logiport REIT	1,352	2,273,378
Life Storage, Inc.	103,169	11,837,611
Link REIT	352,559	3,019,086
Medical Properties Trust, Inc.	185,004	3,713,030
Mercialys SA	169,118	1,796,617
Mirvac Group	1,597,896	3,389,564
Pebblebrook Hotel Trust	154,137	3,454,210
Phillips Edison & Company, Inc.	62,587	1,922,047
PotlatchDeltic Corp.	51,881	2,676,022
Prologis, Inc.	269,012	33,742,175
Public Storage	15,918	4,729,238
Retail Opportunity Investments Corp.	301,795	5,257,269
Rexford Industrial Realty, Inc.	171,509	9,733,136
14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Ryman Hospitality Properties, Inc. (B)	74,544	$6,239,333
Safestore Holdings PLC	202,983	2,872,705
SBA Communications Corp.	28,178	9,314,801
Simon Property Group, Inc.	71,734	9,323,268
SL Green Realty Corp.	120,119	8,509,230
Sun Communities, Inc.	66,517	12,312,297
The British Land Company PLC	249,054	1,652,629
The UNITE Group PLC	196,414	2,872,504
UDR, Inc.	260,392	13,795,568
VICI Properties, Inc.	369,536	10,498,518
Welltower, Inc.	224,735	18,518,164
Workspace Group PLC	310,232	3,443,656
Real estate management and development 6.6%
CapitaLand Investment, Ltd. (B)	952,100	2,384,107
Catena AB	53,125	2,870,996
CK Asset Holdings, Ltd.	823,865	4,753,515
Colliers International Group, Inc.	24,254	3,104,612
Colliers International Group, Inc. (New York Stock Exchange)	59,123	7,550,598
Corp. Inmobiliaria Vesta SAB de CV	597,920	1,044,546
Entra ASA (A)	8,413	180,662
Fastighets AB Balder, B Shares (B)	55,913	3,360,184
Heiwa Real Estate Company, Ltd.	45,300	1,571,531
Jones Lang LaSalle, Inc. (B)	29,700	7,368,273
Kojamo OYJ	109,227	2,268,007
Lifestyle Communities, Ltd.	220,853	3,484,388
Longfor Group Holdings, Ltd. (A)	173,431	792,422
Mitsui Fudosan Company, Ltd.	224,708	5,337,914
Nexity SA	23,627	1,123,508
Nomura Real Estate Holdings, Inc.	97,500	2,534,856
Nyfosa AB	132,372	1,869,263
Peach Property Group AG	49,090	3,218,159
Savills PLC	231,619	4,200,338
Sino Land Company, Ltd.	1,322,770	1,779,525
SRE Holdings Corp. (B)	24,900	1,766,247
StorageVault Canada, Inc.	524,258	2,557,962
TAG Immobilien AG	124,810	3,649,223
Tokyo Tatemono Company, Ltd.	166,700	2,640,058
Tricon Residential, Inc.	343,892	4,588,485
VGP NV	12,080	2,777,301
Utilities 6.2%		74,094,487
Electric utilities 3.0%
Acciona SA	5,171	859,644
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

	Shares	Value
Utilities (continued)
Electric utilities (continued)
American Electric Power Company, Inc.	46,537	$3,777,874
Avangrid, Inc.	60,032	2,917,555
Duke Energy Corp.	37,547	3,664,212
Edison International	60,911	3,378,733
EDP - Energias de Portugal SA	216,835	1,139,226
Electricite de France SA	37,913	476,419
Enel SpA	383,366	2,942,407
Exelon Corp.	91,829	4,439,014
FirstEnergy Corp.	91,932	3,274,618
Iberdrola SA	326,233	3,282,034
NextEra Energy, Inc.	45,587	3,579,491
Pinnacle West Capital Corp.	24,347	1,761,749
Gas utilities 0.7%
Beijing Enterprises Holdings, Ltd.	548,513	2,189,386
China Gas Holdings, Ltd.	1,009,600	2,981,796
ENN Energy Holdings, Ltd.	62,497	1,030,793
UGI Corp.	54,277	2,313,286
Independent power and renewable electricity producers 1.0%
Brookfield Renewable Corp., Class A	28,839	1,119,242
Brookfield Renewable Partners LP	77,926	2,876,249
China Longyuan Power Group Corp., Ltd., H Shares	3,200,081	7,852,388
Multi-utilities 1.4%
E.ON SE	319,852	3,904,005
Engie SA	360,735	4,719,551
National Grid PLC	317,295	3,780,799
RWE AG	29,158	1,028,352
Sempra Energy	24,121	3,051,307
Water utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	247,700	1,754,357
Rights 0.0%		$59,976
(Cost $0)
Pan American Silver Corp. (Expiration Date: 2-22-29) (B)(D)	83,300	59,976
Warrants 0.0%		$199,755
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,857	199,755

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.2%				$61,705,301
(Cost $61,701,811)
U.S. Government 0.7%				8,349,648
U.S. Treasury Bill	0.045	11-04-21	1,450,000	1,449,897
16	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill	0.048	10-28-21	4,600,000	$4,599,771
U.S. Treasury Bill	0.051	10-12-21	2,300,000	2,299,980

	Yield (%)	Shares	Value
Short-term funds 3.8%			45,555,653
John Hancock Collateral Trust (E)	0.0303(F)	4,552,743	45,555,653

	Par value^	Value
Repurchase agreement 0.7%		7,800,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-21 at 0.050% to be repurchased at $1,400,002 on 10-1-21, collateralized by $1,364,200 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $1,428,096)	1,400,000	1,400,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-21 at 0.050% to be repurchased at $6,400,009 on 10-1-21, collateralized by $6,110,659 Government National Mortgage Association, 2.000% - 5.500% due 12-15-26 to 2-20-51 (valued at $6,528,000)	6,400,000	6,400,000

Total investments (Cost $1,106,537,934) 104.0%	$1,237,802,395
Other assets and liabilities, net (4.0%)	(47,361,538)
Total net assets 100.0%	$1,190,440,857

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-21.
(D)	Strike price and/or expiration date not available.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 9-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 9-30-21, the aggregate cost of investments for federal income tax purposes was $1,132,024,106. Net unrealized appreciation aggregated to $105,778,289, of which $164,443,831 related to gross unrealized appreciation and $58,665,542 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,060,985,860) including $53,456,088 of securities loaned	$1,192,246,742
Affiliated investments, at value (Cost $45,552,074)	45,555,653
Total investments, at value (Cost $1,106,537,934)	1,237,802,395
Cash	343,255
Foreign currency, at value (Cost $415,893)	414,284
Dividends and interest receivable	2,280,119
Receivable for investments sold	31,317,548
Other assets	23,756
Total assets	1,272,181,357
Liabilities
Payable for investments purchased	16,257,629
Payable for fund shares repurchased	19,732,630
Payable upon return of securities loaned	45,527,309
Payable to affiliates
Accounting and legal services fees	61,826
Trustees’ fees	686
Other liabilities and accrued expenses	160,420
Total liabilities	81,740,500
Net assets	$1,190,440,857
Net assets consist of
Paid-in capital	$1,094,354,571
Total distributable earnings (loss)	96,086,286
Net assets	$1,190,440,857

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($1,190,440,857 ÷ 106,812,988 shares)	11.15
18	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  9-30-21 (unaudited)

Investment income
Dividends	$20,669,275
Securities lending	188,209
Interest	2,305
Less foreign taxes withheld	(849,569)
Total investment income	20,010,220
Expenses
Investment management fees	4,819,297
Accounting and legal services fees	94,016
Trustees’ fees	8,988
Custodian fees	176,653
Printing and postage	9,748
Professional fees	43,893
Other	21,211
Total expenses	5,173,806
Less expense reductions	(335,024)
Net expenses	4,838,782
Net investment income	15,171,438
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	9,580,467
Affiliated investments	2,218
9,582,685
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	74,936,965
Affiliated investments	2,648
74,939,613
Net realized and unrealized gain	84,522,298
Increase in net assets from operations	$99,693,736
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-21 (unaudited)	Year ended 3-31-21
Increase (decrease) in net assets
From operations
Net investment income	$15,171,438	$16,979,924
Net realized gain (loss)	9,582,685	(33,469,067)
Change in net unrealized appreciation (depreciation)	74,939,613	376,828,903
Increase in net assets resulting from operations	99,693,736	360,339,760
Distributions to shareholders
From earnings
Class NAV	—	(21,129,675)
Total distributions	—	(21,129,675)
From fund share transactions	127,961,659	(60,201,300)
Total increase	227,655,395	279,008,785
Net assets
Beginning of period	962,785,462	683,776,677
End of period	$1,190,440,857	$962,785,462
20	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS NAV SHARES Period ended	9-30-21[1]	3-31-21	3-31-20	3-31-19	3-31-18[2]
Per share operating performance
Net asset value, beginning of period	$10.10	$6.61	$10.01	$10.00	$10.00
Net investment income[3]	0.15	0.18	0.20	0.21	0.03
Net realized and unrealized gain (loss) on investments	0.90	3.54	(3.16)	0.07	(0.03)
Total from investment operations	1.05	3.72	(2.96)	0.28	—[4]
Less distributions
From net investment income	—	(0.23)	(0.28)	(0.19)	—
From net realized gain	—	—	(0.16)	(0.08)	—
Total distributions	—	(0.23)	(0.44)	(0.27)	—
Net asset value, end of period	$11.15	$10.10	$6.61	$10.01	$10.00
Total return (%)[5]	10.30[6]	56.64	(30.92)	3.07	0.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,190	$963	$684	$998	$938
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[7]	0.93	0.93	0.94	0.94[7,8]
Expenses including reductions	0.85[7]	0.87	0.87	0.88	0.88[7,8]
Net investment income	2.68[7]	2.07	2.05	2.07	3.84[7]
Portfolio turnover (%)	18	82	61	73	40[9]

[1]	Six months ended 9-30-21. Unaudited.
[2]	Period from 2-26-18 (commencement of operations) to 3-31-18.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Certain expenses are presented unannualized due to the short reporting period.
[9]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following
22	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2021, by major security category or type:
	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$29,400,544	$8,267,069	$21,133,475	—
Consumer discretionary	14,160,734	8,852,505	5,308,229	—
Energy	354,238,579	267,111,332	87,127,247	—
Financials	6,340,390	6,340,390	—	—
Health care	7,881,960	7,881,960	—	—
Industrials	18,915,983	5,802,165	13,113,818	—
Information technology	12,842,802	12,842,802	—	—
Materials	217,589,917	207,059,997	10,529,920	—
Real estate	440,371,967	349,927,431	90,444,536	—
Utilities	74,094,487	37,907,687	36,186,800	—
Rights	59,976	59,976	—	—
Warrants	199,755	199,755	—	—
Short-term investments	61,705,301	45,555,653	16,149,648	—
Total investments in securities	$1,237,802,395	$957,808,722	$279,993,673	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	23

and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2021, the fund loaned securities valued at $53,456,088 and received $45,527,309 of cash collateral.
24	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

In addition, non-cash collateral of approximately $13,218,634 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2021, the fund had no borrowings under either line of credit. Commitment fees for the six months ended September 30, 2021 were $4,894.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2021, the fund has a short-term capital loss carryforward of $12,761,657 and a long-term capital loss carryforward of $27,132,684 available to offset future net realized capital gains. These carryforwards do not expire.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	25

As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
26	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

The expense reductions described above amounted to $335,024 for the six months ended September 30, 2021.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2021, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended September 30, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2021 and for the year ended March 31, 2021 were as follows:
	Six Months Ended 9-30-21		Year Ended 3-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	14,687,793	$163,545,127	2,201,666	$22,698,231
Distributions reinvested	—	—	2,321,942	21,129,675
Repurchased	(3,177,679)	(35,583,468)	(12,724,682)	(104,029,206)
Net increase (decrease)	11,510,114	$127,961,659	(8,201,074)	$(60,201,300)
Total net increase (decrease)	11,510,114	$127,961,659	(8,201,074)	$(60,201,300)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $342,250,253 and $201,681,268, respectively, for the six months ended September 30, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
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Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2021, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	33.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	23.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.0%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	6.4%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	5.3%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,552,743	$44,449,322	$188,044,997	$(186,943,532)	$2,218	$2,648	$188,209	—	$45,555,653

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with Manulife Investment Management (North America) Limited hereinafter referred to as Manulife IM (NA) and Wellington Management Company LLP (the Subadvisors) for John Hancock Diversified Real Assets Fund (the fund). The Advisory Agreement and the Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from each Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and

1 On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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June meetings and throughout the year was both written and oral. The Board noted the affiliation of Manulife IM (NA) with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by each Subadvisor, and is also responsible for monitoring and reviewing the activities of each Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisors’ investment
30	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2020. The Board also noted that the fund underperformed its peer group median for the one-year period ended December 31, 2020. The Board took into account management’s discussion of the fund’s performance. The Board also took into account previous actions taken to address the fund’s performance, including the replacement of certain subadvisers during the prior year. In connection with this change, the Board noted that the fund’s longer term performance in part reflects that of the previous subadvisers. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory
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services provided by the Advisor and each Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that Manulife IM (NA) is an affiliate of the Advisor;
32	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length with respect to the unaffiliated Subadvisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisors’ businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and the unaffiliated Subadvisor.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	33

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to each Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the unaffiliated Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisor) of any material relationships with respect to the unaffiliated Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisors’ relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board
34	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by each Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted the Subadvisors’ long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.
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More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited (Manulife IM (NA))
Wellington Management Company LLP (Wellington)
Portfolio Managers
The Investment Management Teams at
Manulife IM (NA) and Wellington
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
36	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRASA 9/21
11/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
--------------------------------
Andrew Arnott
President
Date:	November 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
--------------------------------
Andrew Arnott
President
Date:	November 4, 2021
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	November 4, 2021